Pay vs Performance Disclosure - USD ($)	2 Months Ended	5 Months Ended			7 Months Ended	12 Months Ended
	Feb. 18, 2021	May 31, 2023	Dec. 31, 2021	Jul. 26, 2021	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table (SCT) Total for Riggs (b-1) (1)	Compensation Actually Paid (CAP) to Riggs (c-1) (1)(2)	SCT Total for Carr (b-2) (1)	CAP to Carr (c-2) (1)(2)	SCT Total for Ribeill (b-3) (1)	CAP to Ribeill (c-3) (1)(2)	SCT Total for Blome (b-4) (1)	CAP to Blome (c-4) (1)(2)	Average SCT Total for Non-PEO Named Executive Officers (NEOs) (d) (1)	Average Compensation Actually Paid to Non-PEO NEOs (e) (1)(2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (f) (3)	Net Income (Loss) (g) ($ in 000s)

2023	$292,314	$(1,837,261)	$1,162,641	$1,468,708	$—	$—	$—	$—	$756,799	$324,110	$9.31	$(337,639)
2022	$—	$—	$1,514,006	$(322,674)	$—	$—	$—	$—	$856,101	$157,879	$3.51	$(16,891)
2021	$—	$—	$2,533,914	$1,741,874	$594,230	$340,947	$670,298	$(1,033,259)	$636,031	$168,800	$50.47	$(29,199)

Named Executive Officers, Footnote						James A. Blome served as our principal executive officer (“PEO”) from January 1, 2021, through February 18, 2021. Yves Ribeill served as our PEO from February 19, 2021, until July 26, 2021. Michael Carr served as our PEO from July 27, 2021, through December 31, 2021, for all of 2022, and from January 1, 2023, through May 31, 2023. Rory Riggs served as our PEO from June 1, 2023, through December 31, 2023. For 2021, our non-PEO named executive officers (“NEOs”) included William Koschak and Debra Frimerman. For 2022, our non-PEO NEOs included William Koschak, Travis Frey and Debra Frimerman. For 2023, our non-PEO NEOs included Travis Frey, Debra Frimerman, Peter Beetham, and Greg Gocal.
Adjustment To PEO Compensation, Footnote	For each of 2023, 2022 and 2021, the values included in this column for the compensation actually paid to each of Rory Riggs and Michael Carr, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2) and (d) for 2023, respectively:

Rory Riggs	2023
Summary Compensation Table Total for PEO (column (b-1))	$292,314
(-) SCT “Stock Awards” column value	$—
(-) SCT “Option Awards” column value	$—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end *	$(1,620,788)
(+) vesting date fair value of equity awards granted and vested in the covered year	$—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year *	$(508,787)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$—
(+) excess fair value for equity award modifications	$—
Compensation Actually Paid to Rory Riggs (column (c-1))	$(1,837,261)

Michael Carr	2023
Summary Compensation Table Total for PEO (column (b-2))	$1,162,641
(-) SCT “Stock Awards” column value	$(480,717)
(-) SCT “Option Awards” column value	$(129,080)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$—
(+) vesting date fair value of equity awards granted and vested in the covered year	$604,450
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$242,993
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(60,659)
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$—
(+) excess fair value for equity award modifications	$129,080
Compensation Actually Paid to Michael Carr (column (c-2))	$1,468,708

AVERAGE FOR NON-PEO NEOs	2023
Average SCT Total for Non-PEO NEOs (column (d))	$756,799
(-) SCT “Stock Awards” column value	$(430,701)
(-) SCT “Option Awards” column value	$—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$265,248
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end *	$(350,522)
(+) vesting date fair value of equity awards granted and vested in the covered year	$205,657
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year *	$(122,271)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(100)
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$—
(+) excess fair value for equity award modifications	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$324,110
______________________________________________________________
						* This row includes certain equity awards granted by Cibus Global prior to May 31, 2023, that were converted into Cibus restricted shares of Class A Common Stock in connection with the Merger Transactions. As such, the change in value associated with such awards has been calculated by comparing the covered year-end value or vesting date value, as applicable, of such awards with the value as of the date of the closing of the Merger Transactions.
Non-PEO NEO Average Total Compensation Amount						$ 756,799	$ 856,101	$ 636,031
Non-PEO NEO Average Compensation Actually Paid Amount						$ 324,110	157,879	168,800
Adjustment to Non-PEO NEO Compensation Footnote	For each of 2023, 2022 and 2021, the values included in this column for the compensation actually paid to each of Rory Riggs and Michael Carr, and the average compensation actually paid to our Non-PEO NEOs reflect the following adjustments to the values included in column (b-1), (b-2) and (d) for 2023, respectively:

Rory Riggs	2023
Summary Compensation Table Total for PEO (column (b-1))	$292,314
(-) SCT “Stock Awards” column value	$—
(-) SCT “Option Awards” column value	$—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end *	$(1,620,788)
(+) vesting date fair value of equity awards granted and vested in the covered year	$—
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year *	$(508,787)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$—
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$—
(+) excess fair value for equity award modifications	$—
Compensation Actually Paid to Rory Riggs (column (c-1))	$(1,837,261)

Michael Carr	2023
Summary Compensation Table Total for PEO (column (b-2))	$1,162,641
(-) SCT “Stock Awards” column value	$(480,717)
(-) SCT “Option Awards” column value	$(129,080)
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$—
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	$—
(+) vesting date fair value of equity awards granted and vested in the covered year	$604,450
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year	$242,993
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(60,659)
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$—
(+) excess fair value for equity award modifications	$129,080
Compensation Actually Paid to Michael Carr (column (c-2))	$1,468,708

AVERAGE FOR NON-PEO NEOs	2023
Average SCT Total for Non-PEO NEOs (column (d))	$756,799
(-) SCT “Stock Awards” column value	$(430,701)
(-) SCT “Option Awards” column value	$—
(+) year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year-end	$265,248
(+/-) year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end *	$(350,522)
(+) vesting date fair value of equity awards granted and vested in the covered year	$205,657
(+/-) year-over-year change in fair value of equity awards granted in prior years that vested in the covered year *	$(122,271)
(-) fair value as of prior-year end of equity awards granted in prior years that failed to vest in the covered year	$(100)
(+) dollar value of dividends/earnings paid on equity awards in the covered year	$—
(+) excess fair value for equity award modifications	$—
Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$324,110
______________________________________________________________
						* This row includes certain equity awards granted by Cibus Global prior to May 31, 2023, that were converted into Cibus restricted shares of Class A Common Stock in connection with the Merger Transactions. As such, the change in value associated with such awards has been calculated by comparing the covered year-end value or vesting date value, as applicable, of such awards with the value as of the date of the closing of the Merger Transactions.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount						$ 9.31	3.51	50.47
Net Income (Loss)						$ (337,639,000)	$ (16,891,000)	(29,199,000)
PEO Name	James A. Blome	Michael Carr	Michael Carr	Yves Ribeill	Rory Riggs		Michael Carr
Additional 402(v) Disclosure						For each of 2023, 2022 and 2021, total shareholder return for the Company was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020, assuming dividend reinvestment. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Rory Riggs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 292,314
PEO Actually Paid Compensation Amount						(1,837,261)
Michael Carr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,162,641	$ 1,514,006	2,533,914
PEO Actually Paid Compensation Amount						1,468,708	$ (322,674)	1,741,874
Yves Ribeill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								594,230
PEO Actually Paid Compensation Amount								340,947
James A. Blome [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								670,298
PEO Actually Paid Compensation Amount								$ (1,033,259)
PEO | Rory Riggs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Rory Riggs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,620,788)
PEO | Rory Riggs [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Rory Riggs [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(508,787)
PEO | Rory Riggs [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Rory Riggs [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Rory Riggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Rory Riggs [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Rory Riggs [Member] | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Michael Carr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Michael Carr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Michael Carr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						604,450
PEO | Michael Carr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						242,993
PEO | Michael Carr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(60,659)
PEO | Michael Carr [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Michael Carr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(480,717)
PEO | Michael Carr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(129,080)
PEO | Michael Carr [Member] | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						129,080
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						265,248
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(350,522)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						205,657
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(122,271)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(100)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(430,701)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Equity Awards, Excess Fair Value from Modifications [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 0